Consolidated balance sheet - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Assets
Cash and balances at central banks	$ 363,608	$ 403,018
Items in the course of collection from other banks	8,073	4,136
Hong Kong Government certificates of indebtedness	43,866	42,578
Trading assets	217,350	248,842
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	45,873	49,804
Derivatives	262,923	196,882
Loans and advances to banks	96,429	83,136
Loans and advances to customers	1,028,356	1,045,814
Reverse repurchase agreements – non-trading	244,451	241,648
Financial investments	430,796	446,274
Prepayments, accrued income and other assets	185,823	139,982
Current tax assets	1,151	970
Interests in associates and joint ventures	29,446	29,609
Goodwill and intangible assets	21,625	20,622
Deferred tax assets	5,650	4,624
Total assets	2,985,420	2,957,939
Liabilities
Hong Kong currency notes in circulation	43,866	42,578
Deposits by banks	105,275	101,152
Customer accounts	1,651,301	1,710,574
Repurchase agreements – non-trading	129,707	126,670
Items in the course of transmission to other banks	9,673	5,214
Trading liabilities	80,569	84,904
Financial liabilities designated at fair value	126,006	145,502
Derivatives	251,469	191,064
Debt securities in issue	87,944	78,557
Accruals, deferred income and other liabilities	163,600	123,778
Current tax liabilities	685	698
Liabilities under insurance contracts	113,130	112,745
Provisions	1,900	2,566
Deferred tax liabilities	2,894	4,673
Subordinated liabilities	20,711	20,487
Total liabilities	2,788,730	2,751,162
Equity
Called up share capital	10,188	10,316
Share premium account	14,662	14,602
Other equity instruments	21,691	22,414
Other reserves	(8,576)	6,460
Retained earnings	150,417	144,458
Total shareholders’ equity	188,382	198,250
Non-controlling interests	8,308	8,527
Total equity	196,690	206,777
Total liabilities and equity	$ 2,985,420	$ 2,957,939